Loans and Allowance for Credit Losses (Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Allowance for credit losses:
Individually evaluated for impairment		¥ 489,718	¥ 878,056
Collectively evaluated for impairment		260,709	289,609
Loans acquired with deteriorated credit quality		13,697	14,523	¥ 15,731
Total		764,124	1,182,188	1,111,130	¥ 1,055,479
Loans:
Individually evaluated for impairment		1,321,738	1,705,591
Collectively evaluated for impairment		115,714,112	116,520,772
Loans acquired with deteriorated credit quality		67,778	91,176	124,806
Total	[1]	117,103,628	118,317,539
Commercial [Member]
Allowance for credit losses:
Individually evaluated for impairment		414,706	772,804
Collectively evaluated for impairment		64,375	115,489
Loans acquired with deteriorated credit quality		12,017	12,393
Total		491,098	900,686	816,559	807,716
Loans:
Individually evaluated for impairment		977,945	1,349,621
Collectively evaluated for impairment		86,761,245	87,976,946
Loans acquired with deteriorated credit quality		27,325	34,140
Total	[1]	87,766,515	89,360,707
Residential [Member]
Allowance for credit losses:
Individually evaluated for impairment		16,644	46,520
Collectively evaluated for impairment		24,718	19,255
Loans acquired with deteriorated credit quality		1,184	1,561
Total		42,546	67,336	58,598	72,366
Loans:
Individually evaluated for impairment		110,197	125,611
Collectively evaluated for impairment		13,961,393	14,197,027
Loans acquired with deteriorated credit quality		8,646	9,810
Total	[1]	14,080,236	14,332,448
Card [Member]
Allowance for credit losses:
Individually evaluated for impairment		21,223	20,523
Collectively evaluated for impairment		10,884	9,632
Loans acquired with deteriorated credit quality		12	10
Total		32,119	30,165	31,187	35,670
Loans:
Individually evaluated for impairment		66,957	71,879
Collectively evaluated for impairment		512,432	510,393
Loans acquired with deteriorated credit quality		10,426	10,881
Total	[1]	589,815	593,153
MUAH [Member]
Allowance for credit losses:
Individually evaluated for impairment		7,743	19,174
Collectively evaluated for impairment		45,571	54,096
Loans acquired with deteriorated credit quality		451	463
Total		53,765	73,733	108,454	64,769
Loans:
Individually evaluated for impairment		82,545	93,452
Collectively evaluated for impairment		8,963,679	8,944,409
Loans acquired with deteriorated credit quality		15,188	27,128
Total	[1]	9,061,412	9,064,989
Krungsri [Member]
Allowance for credit losses:
Individually evaluated for impairment		29,402	19,035
Collectively evaluated for impairment		115,161	91,137
Loans acquired with deteriorated credit quality		33	96
Total		144,596	110,268	¥ 96,332	¥ 74,958
Loans:
Individually evaluated for impairment		84,094	65,028
Collectively evaluated for impairment		5,515,363	4,891,997
Loans acquired with deteriorated credit quality		6,193	9,217
Total	[1]	¥ 5,605,650	¥ 4,966,242

[1]	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.